Introduction and overview of Group's risk management - Impairment loss of trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ (825,703)
Closing balance	(872,693)	$ (825,703)
Trade receivables | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	21,205	25,365	$ 31,063
(Decrease)increase in impairment provision	(25)	7,202	(4,446)
Written-off during the year	(43)	(2,597)	(312)
Exchange differences	(4,798)	(8,765)	(940)
Closing balance	$ 16,339	$ 21,205	$ 25,365